Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
10.	OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments for purchase of property and equipment	46,083	77,596
Demonstration fleet	4,936	3,819
Long-term deposits	3,836	8,612
Others	2,243	141
Other non-current assets	57,098	90,168

Long-term deposits mainly consist of rental deposit for offices and production capacity which will not be collectible within one year.